Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks	$ 79,103	$ 35,079
Money market funds with duration of less than three months	1,392	267
Restricted cash	954	34,606
Short term restricted cash	954	1,177
Long term restricted cash	0	33,429
Time Deposits
Restricted Cash And Cash Equivalents Items [Line Items]
Cash on hand and at banks	19,000	0
Letter of Guarantee
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		831
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 954	$ 346